Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income and expenditure:
Interest payable on core structural borrowings			$ (171)	$ (172)	$ (200)
Adjusted operating profit			3,129	2,893	2,722
Short-term interest rate and other market fluctuations			(105)	(774)	(3,420)
(Loss) gain attaching to corporate transactions			(71)	(22)	55
Profit (loss) before tax attributable to shareholders' returns			2,953	2,097	(643)
Tax charge attributable to shareholders' returns			(538)	(385)	(354)
Profit (loss) for the year			2,415	1,712	(997)
Attributable to:
Profit (loss) attributable to equity holders of the Company			2,285	1,701	(1,007)
Profit (loss), attributable to non-controlling interests			130	11	10
Profit (loss) for the year			$ 2,415	$ 1,712	$ (997)
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest			$ 0.897	$ 0.89	$ 0.794
Based on profit (loss) for the year, net of non-controlling interest			$ 0.841	$ 0.621	$ (0.368)
Minimum | Debt securities and loans
Basic earnings per share
Longer-term rates of return (as a percent)	2.80%	2.80%	2.80%	2.80%	2.80%
Minimum | Equity-type securities
Basic earnings per share
Longer-term rates of return (as a percent)	8.60%	8.60%	8.60%	8.60%	8.60%
Maximum | Debt securities and loans
Basic earnings per share
Longer-term rates of return (as a percent)	8.80%	8.40%	8.80%	8.40%	7.80%
Maximum | Equity-type securities
Basic earnings per share
Longer-term rates of return (as a percent)	15.70%	15.70%	15.70%	15.70%	15.70%
CITIC-Prudential Life Insurance Company Limited
Other income and expenditure:
Profit (loss) for the year			$ 282	$ (733)	$ (550)
Attributable to:
Profit (loss) for the year			$ 282	(733)	(550)
Basic earnings per share
Interest in joint ventures (as a percent)	50.00%	50.00%
Hong Kong
Basic earnings per share
Share of estate within with-profits fund	10.00%		10.00%
Operating segments
Other income and expenditure:
Profit (loss) for the year			$ 2,820	2,353	(260)
Attributable to:
Profit (loss) for the year			2,820	2,353	(260)
Operating segments | Mainland China
Other income and expenditure:
Adjusted operating profit			363	368	271
Operating segments | Hong Kong
Other income and expenditure:
Adjusted operating profit			1,069	1,013	1,162
Profit (loss) for the year			851	976	(742)
Attributable to:
Profit (loss) for the year			851	976	(742)
Operating segments | Indonesia
Other income and expenditure:
Adjusted operating profit			268	221	205
Profit (loss) for the year			181	156	108
Attributable to:
Profit (loss) for the year			181	156	108
Operating segments | Malaysia
Other income and expenditure:
Adjusted operating profit			338	305	340
Profit (loss) for the year			296	257	178
Attributable to:
Profit (loss) for the year			296	257	178
Operating segments | Singapore
Other income and expenditure:
Adjusted operating profit			693	584	570
Profit (loss) for the year			566	512	(7)
Attributable to:
Profit (loss) for the year			566	512	(7)
Operating segments | Growth markets and other
Other income and expenditure:
Adjusted operating profit			688	746	728
Profit (loss) for the year			503	775	314
Attributable to:
Profit (loss) for the year			503	775	314
Operating segments | Eastspring
Other income and expenditure:
Adjusted operating profit			304	280	260
Profit (loss) for the year			264	254	234
Attributable to:
Profit (loss) for the year			264	254	234
Material reconciling items
Other income and expenditure:
Net investment return and other items			21	(21)	(44)
Interest payable on core structural borrowings			(171)	(172)	(200)
Corporate expenditure			(237)	(230)	(276)
Total other expenditure			(387)	(423)	(520)
Restructuring and IFRS 17 implementation costs			(207)	(201)	(294)
Material reconciling items | Insurance and asset management operations
Other income and expenditure:
Restructuring and IFRS 17 implementation costs			$ (59)	$ (81)	$ (137)